Summary Of Significant Accounting Policies	12 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Summary Of Significant Accounting Policies
Summary of Significant Accounting Policies

Description of Business
We purchase and roast high-quality coffees that we sell, along with handcrafted coffee and tea beverages and a variety of fresh food items, through our company-operated stores. We also sell a variety of coffee and tea products and license our trademarks through other channels such as licensed stores, grocery and national foodservice accounts.
In this 10-K, Starbucks Corporation (together with its subsidiaries) is referred to as “Starbucks,” the “Company,” “we,” “us” or “our.”
We have four reportable operating segments: Americas; Europe, Middle East, and Africa, collectively referred to as “EMEA;” China / Asia Pacific (“CAP”) and Channel Development. Our Seattle’s Best Coffee operating segment is reported in “Other” with Evolution Fresh, our Digital Ventures business and unallocated corporate expenses.
Additional details on the nature of our business and our reportable operating segments are in Item 1 of this 10-K.

Principles of Consolidation
The consolidated financial statements reflect the financial position and operating results of Starbucks, including wholly owned subsidiaries and investees that we control. Investments in entities that we do not control, but have the ability to exercise significant influence over operating and financial policies, are accounted for under the equity method. Investments in entities in which we do not have the ability to exercise significant influence are accounted for under the cost method. Intercompany transactions and balances have been eliminated.

Fiscal Year End
Our fiscal year ends on the Sunday closest to September 30. Fiscal years 2012 and 2011 included 52 weeks. Fiscal year 2010 included 53 weeks, with the 53rdweek falling in the fourth fiscal quarter.

Estimates and Assumptions
Preparing financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Examples include, but are not limited to, estimates for asset and goodwill impairments, stock-based compensation forfeiture rates, future asset retirement obligations, and inventory reserves; assumptions underlying self-insurance reserves and income from unredeemed stored value cards; and the potential outcome of future tax consequences of events that have been recognized in the financial statements. Actual results and outcomes may differ from these estimates and assumptions.

Cash and Cash Equivalents
We consider all highly liquid instruments with a maturity of three months or less at the time of purchase to be cash equivalents. Cash and cash equivalents are valued using active markets for identical assets. We maintain cash and cash equivalent balances with financial institutions that exceed federally insured limits. We have not experienced any losses related to these balances and we believe credit risk to be minimal.
Our cash management system provides for the funding of all major bank disbursement accounts on a daily basis as checks are presented for payment. Under this system, outstanding checks are in excess of the cash balances at certain banks, which creates book overdrafts. Book overdrafts are presented as a current liability in accounts payable on the consolidated balance sheets.

Short-term and Long-term Investments
Our short-term and long-term investments consist primarily of investment grade debt securities, including some auction rate securities, all of which are classified as available-for-sale. Also included in our available-for-sale investment portfolio are certificates of deposit placed through an account registry service. Available-for-sale securities are recorded at fair value, and unrealized holding gains and losses are recorded, net of tax, as a component of accumulated other comprehensive income. Available-for-sale securities with remaining maturities of less than one year and those identified by management at the time of purchase to be used to fund operations within one year are classified as short term. All other available-for-sale securities, including all of our auction rate securities, are classified as long term. Unrealized losses are charged against net earnings when a decline in fair value is determined to be other than temporary. We review several factors to determine whether a loss is other than temporary, such as the length and extent of the fair value decline, the financial condition and near term prospects of the issuer, and whether we have the intent to sell or will likely be required to sell before the securities anticipated recovery, which may be at maturity. Realized gains and losses are accounted for using the specific identification method. Purchases and sales are recorded on a trade date basis.
We also have a trading securities portfolio, which is comprised of marketable equity mutual funds and equity exchange-traded funds. Trading securities are recorded at fair value with unrealized holding gains and losses included in net earnings.

Fair Value
Fair value is the price we would receive to sell an asset or pay to transfer a liability (exit price) in an orderly transaction between market participants. For financial instruments and investments that we record or disclose at fair value, we determine fair value based upon the quoted market price as of the last day of the fiscal period, if available. If a quoted market price is not available for identical assets, we determine fair value based upon the quoted market price of similar assets or using a variety of other valuation methodologies. We determine fair value of our auction rate securities using an internally developed valuation model, using inputs that include interest rate curves, credit and liquidity spreads, and effective maturity.
The carrying value of cash and cash equivalents approximates fair value because of the short-term nature of these instruments. The fair value of our long-term debt is estimated based on the quoted market prices for the same or similar issues or on the current rates offered to us for debt of the same remaining maturities.
We measure our equity and cost method investments at fair value on a nonrecurring basis when they are determined to be other-than temporarily impaired. Fair values are determined using available quoted market prices or discounted cash flows.

Derivative Instruments
We manage our exposure to various risks within the consolidated financial statements according to a market price risk management policy. Under this policy, we may engage in transactions involving various derivative instruments to hedge interest rates, commodity prices and foreign currency denominated revenues, purchases, assets and liabilities. We generally do not enter into derivative instruments with maturities longer than five years.
We enter into fixed-price and price-to-be-fixed coffee purchase commitments. Price-to-be-fixed contracts are purchase commitments whereby the quality, quantity, delivery period, and other negotiated terms are agreed upon, but the date, and therefore price, at which the base “C” coffee commodity price component will be fixed has not yet been established. For these types of contracts, either Starbucks or the seller has the option to “fix” the base “C” coffee commodity price prior to the delivery date. For both fixed-price and price-to-be-fixed purchase commitments, we expect to take delivery of and to utilize the coffee in a reasonable period of time and in the conduct of normal business. Accordingly, these purchase commitments qualify as normal purchases and are not recorded at fair value on our balance sheets.
We record all derivatives on the balance sheets at fair value. For a cash flow hedge, the effective portion of the derivative's gain or loss is initially reported as a component of other comprehensive income (“OCI”) and subsequently reclassified into net earnings when the hedged exposure affects net earnings. For a net investment hedge, the effective portion of the derivative's gain or loss is reported as a component of OCI.
Cash flow hedges related to anticipated transactions are designated and documented at the inception of each hedge by matching the terms of the contract to the underlying transaction. We classify the cash flows from hedging transactions in the same categories as the cash flows from the respective hedged items. Once established, cash flow hedges are generally not removed until maturity unless an anticipated transaction is no longer likely to occur. For discontinued or dedesignated cash flow hedges, the related accumulated derivative gains or losses are recognized in net interest income and other on the consolidated statements of earnings.
Forward contract effectiveness for cash flow hedges is calculated by comparing the fair value of the contract to the change in value of the anticipated transaction using forward rates on a monthly basis. For net investment hedges, the spot-to-spot method is used to calculate effectiveness. Under this method, the change in fair value of the forward contract attributable to the changes in spot exchange rates (the effective portion) is reported as a component of OCI. The remaining change in fair value of the forward contract (the ineffective portion) is reclassified into net earnings. Any ineffectiveness is recognized immediately in net interest income and other on the consolidated statements of earnings.
Certain foreign currency forward contracts, commodity swap contracts, and futures contracts are not designated as hedging instruments for accounting purposes. These contracts are recorded at fair value, with the changes in fair value recognized in net interest income and other on the consolidated statements of earnings.

Allowance for Doubtful Accounts
Allowance for doubtful accounts is calculated based on historical experience, customer credit risk and application of the specific identification method. As of September 30, 2012, October 2, 2011, and October 3, 2010, the allowance for doubtful accounts was $5.6 million, $3.3 million, and $3.3 million respectively.

Inventories
Inventories are stated at the lower of cost (primarily moving average cost) or market. We record inventory reserves for obsolete and slow-moving inventory and for estimated shrinkage between physical inventory counts. Inventory reserves are based on inventory obsolescence trends, historical experience and application of the specific identification method. As of September 30, 2012, October 2, 2011, and October 3, 2010, inventory reserves were $22.6 million, $19.5 million, and $18.1 million, respectively.

Property, Plant and Equipment
Property, plant and equipment are carried at cost less accumulated depreciation. Depreciation of property, plant and equipment, which includes assets under capital leases, is provided on the straight-line method over estimated useful lives, generally ranging from 2 to 15 years for equipment and 30 to 40 years for buildings. Leasehold improvements are amortized over the shorter of their estimated useful lives or the related lease life, generally 10 years . For leases with renewal periods at our option, we generally use the original lease term, excluding renewal option periods, to determine estimated useful lives. If failure to exercise a renewal option imposes an economic penalty to us, we may determine at the inception of the lease that renewal is reasonably assured and include the renewal option period in the determination of the appropriate estimated useful lives. The portion of depreciation expense related to production and distribution facilities is included in cost of sales including occupancy costs on the consolidated statements of earnings. The costs of repairs and maintenance are expensed when incurred, while expenditures for refurbishments and improvements that significantly add to the productive capacity or extend the useful life of an asset are capitalized. When assets are retired or sold, the asset cost and related accumulated depreciation are eliminated with any remaining gain or loss recognized in net earnings.

Goodwill
We test goodwill for impairment on an annual basis during our third fiscal quarter, or more frequently if circumstances, such as material deterioration in performance or a significant number of store closures, indicate reporting unit carrying values may exceed their fair values. When evaluating goodwill for impairment, we first perform a qualitative assessment to determine if the fair value of the reporting unit is more likely than not greater than the carrying amount. If not, we calculate the implied estimated fair value of the reporting unit. If the carrying amount of goodwill exceeds the implied estimated fair value, an impairment charge to current operations is recorded to reduce the carrying value to the implied estimated fair value.
As a part of our ongoing operations, we may close certain stores within a reporting unit containing goodwill due to underperformance of the store or inability to renew our lease, among other reasons. We abandon certain assets associated with a closed store including leasehold improvements and other non-transferable assets. Under GAAP, when a portion of a reporting unit that constitutes a business is to be disposed of, goodwill associated with the business is included in the carrying amount of the business in determining any loss on disposal. Our evaluation of whether the portion of a reporting unit being disposed of constitutes a business occurs on the date of abandonment. Although an operating store meets the accounting definition of a business prior to abandonment, it does not constitute a business on the closure date because the remaining assets on that date do not constitute an integrated set of assets that are capable of being conducted and managed for the purpose of providing a return to investors. As a result, when closing individual stores, we do not include goodwill in the calculation of any loss on disposal of the related assets. As noted above, if store closures are indicative of potential impairment of goodwill at the reporting unit level, we perform an evaluation of our reporting unit goodwill when such closures occur. During Fiscal 2012 and fiscal 2011 we recorded no impairment charges and recorded $1.6 million in fiscal 2010.

Other Intangible Assets
Other intangible assets consist primarily of trademarks with indefinite lives, which are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Definite-lived intangible assets, which mainly consist of contract-based patents and copyrights, are amortized over their estimated useful lives, and are tested for impairment when facts and circumstances indicate that the carrying values may not be recoverable. Based on the impairment tests performed, there was no impairment of other intangible assets in fiscal 2012, 2011, and 2010.

Long-lived Assets
When facts and circumstances indicate that the carrying values of long-lived assets may not be recoverable, we evaluate long-lived assets for impairment. We first compare the carrying value of the asset to the asset’s estimated future cash flows (undiscounted). If the estimated future cash flows are less than the carrying value of the asset, we calculate an impairment loss based on the asset’s estimated fair value. The fair value of the assets is estimated using a discounted cash flow model based on forecasted future revenues and operating costs, using internal projections. Property, plant and equipment assets are grouped at the lowest level for which there are identifiable cash flows when assessing impairment. Cash flows for company-operated store assets are identified at the individual store level. Long-lived assets to be disposed of are reported at the lower of their carrying amount, or fair value less estimated costs to sell.
We recognized net impairment and disposition losses of $31.7 million, $36.2 million, and $67.7 million in fiscal 2012, 2011, and 2010, respectively, primarily due to underperforming company-operated stores. Depending on the underlying asset that is impaired, these losses may be recorded in any one of the operating expense lines on the consolidated statements of earnings: for retail operations, the net impairment and disposition losses are recorded in store operating expenses and for all other operations, these losses are recorded in cost of sales including occupancy costs, other operating expenses, or general and administrative expenses.

Insurance Reserves
We use a combination of insurance and self-insurance mechanisms, including a wholly owned captive insurance entity and participation in a reinsurance treaty, to provide for the potential liabilities for certain risks, including workers’ compensation, healthcare benefits, general liability, property insurance, and director and officers’ liability insurance. Liabilities associated with the risks that are retained by us are not discounted and are estimated, in part, by considering historical claims experience, demographic, exposure and severity factors, and other actuarial assumptions.

Revenue Recognition
Consolidated revenues are presented net of intercompany eliminations for wholly owned subsidiaries and investees controlled by us and for licensees accounted for under the equity method, based on our percentage ownership. Additionally, consolidated revenues are recognized net of any discounts, returns, allowances and sales incentives, including coupon redemptions and rebates.
Company-operated Stores Revenues
Company-operated store revenues are recognized when payment is tendered at the point of sale. Retail store revenues are reported net of sales, use or other transaction taxes that are collected from customers and remitted to taxing authorities.
Licensed Stores Revenues
Licensed stores revenues consist of product sales to licensed stores, as well as royalties and other fees paid by licensees to use the Starbucks brand. Sales of coffee, tea and related products are generally recognized upon shipment to licensees, depending on contract terms. Shipping charges billed to licensees are also recognized as revenue, and the related shipping costs are included in cost of sales including occupancy costs on the consolidated statements of earnings.
Initial nonrefundable development fees for licensed stores are recognized upon substantial performance of services for new market business development activities, such as initial business, real estate and store development planning, as well as providing operational materials and functional training courses for opening new licensed retail markets. Additional store licensing fees are recognized when new licensed stores are opened. Royalty revenues based upon a percentage of reported sales and other continuing fees, such as marketing and service fees, are recognized on a monthly basis when earned.
CPG, Foodservice and Other Revenues
CPG, foodservice and other revenues primarily consist of domestic and international sales of packaged coffee and tea as well as a variety of ready-to-drink beverages and single-serve coffee and tea products to grocery, warehouse club and specialty retail stores, sales to our national foodservice accounts, and revenues from sales of products to and license revenues from manufacturers that produce and market Starbucks and Seattle’s Best Coffee branded products through licensing agreements. Sales of coffee, tea, ready-to-drink beverages and related products to grocery and warehouse club stores are generally recognized when received by the customer or distributor, depending on contract terms. We maintain a sales return allowance to reduce packaged goods revenues for estimated future product returns based on historical patterns. Revenues are recorded net of sales discounts given to customers for trade promotions and payments to customers for product placement in our customers’ stores.
Revenues from sales of products to manufacturers that produce and market Starbucks and Seattle’s Best Coffee branded products through licensing agreements are generally recognized when the product is received by the manufacturer or distributor. License revenues from manufacturers are based on a percentage of sales and are recognized on a monthly basis when earned. National foodservice account revenues are recognized when the product is received by the customer or distributor.
Stored Value Cards
Revenues from our stored value cards, primarily Starbucks Cards, are recognized when redeemed or when the likelihood of redemption, based on historical experience, is deemed to be remote. Outstanding customer balances are included in deferred revenue on the consolidated balance sheets. There are no expiration dates on our stored value cards, and we do not charge any service fees that cause a decrement to customer balances. While we will continue to honor all stored value cards presented for payment, management may determine the likelihood of redemption to be remote for certain cards due to long periods of inactivity. In these circumstances, if management also determines there is no requirement for remitting balances to government agencies under unclaimed property laws, card balances may then be recognized in the consolidated statements of earnings, in net interest income and other. For the fiscal years ended September 30, 2012, October 2, 2011, and October 3, 2010, income recognized on unredeemed stored value card balances was $65.8 million, $46.9 million, and $31.2 million, respectively. In fiscal 2012, we recognized additional income associated with unredeemed gift cards due to a recent court ruling relating to state unclaimed property laws.
Customers in the US, Canada, and the UK who register their Starbucks Card are automatically enrolled in the My Starbucks Reward program and earn points (“Stars”) with each purchase. Reward program members receive various benefits depending on the number of Stars earned in a 12-month period. The value of Stars earned by our program members towards free product is included in deferred revenue and recorded as a reduction in revenue at the time the Stars are earned, based on the value of Stars that are projected to be redeemed.

Marketing & Advertising
Our annual marketing expenses include many components, one of which is advertising costs. We expense most advertising costs as they are incurred, except for certain production costs that are expensed the first time the advertising campaign takes place.
Annual marketing expenses totaled $277.9 million, $244.0 million, and $198.7 million in fiscal 2012, 2011, and 2010, respectively. Included in these costs were advertising expenses, which totaled $182.4 million, $141.4 million, and $176.2 million in fiscal 2012, 2011, and 2010, respectively.

Store Preopening Expenses
Costs incurred in connection with the start-up and promotion of new store openings are expensed as incurred.

Operating Leases
We lease retail stores, roasting, distribution and warehouse facilities, and office space under operating leases. Most lease agreements contain tenant improvement allowances, rent holidays, lease premiums, rent escalation clauses and/or contingent rent provisions. For purposes of recognizing incentives, premiums and minimum rental expenses on a straight-line basis over the terms of the leases, we use the date of initial possession to begin amortization, which is generally when we enter the space and begin to make improvements in preparation of intended use.
For tenant improvement allowances and rent holidays, we record a deferred rent liability on the consolidated balance sheets and amortize the deferred rent over the terms of the leases as reductions to rent expense on the consolidated statements of earnings.
For premiums paid upfront to enter a lease agreement, we record a deferred rent asset on the consolidated balance sheets and then amortize the deferred rent over the terms of the leases as additional rent expense on the consolidated statements of earnings.
For scheduled rent escalation clauses during the lease terms or for rental payments commencing at a date other than the date of initial occupancy, we record minimum rental expenses on a straight-line basis over the terms of the leases on the consolidated statements of earnings.
Certain leases provide for contingent rents, which are determined as a percentage of gross sales in excess of specified levels. We record a contingent rent liability on the consolidated balance sheets and the corresponding rent expense when specified levels have been achieved or when we determine that achieving the specified levels during the fiscal year is probable.
When ceasing operations in company-operated stores under operating leases, in cases where the lease contract specifies a termination fee due to the landlord, we record such expense at the time written notice is given to the landlord. In cases where terms, including termination fees, are yet to be negotiated with the landlord, we will record the expense upon signing of an agreement with the landlord. In cases where the landlord does not allow us to prematurely exit the lease, but allows for subleasing, we estimate the fair value of any sublease income that can be generated from the location and expense the present value of the excess of remaining lease payments to the landlord over the projected sublease income at the cease-use date.

Asset Retirement Obligations
We recognize a liability for the fair value of required asset retirement obligations (“ARO”) when such obligations are incurred. Our AROs are primarily associated with leasehold improvements, which, at the end of a lease, we are contractually obligated to remove in order to comply with the lease agreement. At the inception of a lease with such conditions, we record an ARO liability and a corresponding capital asset in an amount equal to the estimated fair value of the obligation. The liability is estimated based on a number of assumptions requiring management’s judgment, including store closing costs, cost inflation rates and discount rates, and is accreted to its projected future value over time. The capitalized asset is depreciated using the same depreciation convention as leasehold improvement assets. Upon satisfaction of the ARO conditions, any difference between the recorded ARO liability and the actual retirement costs incurred is recognized as an operating gain or loss in the consolidated statements of earnings. As of September 30, 2012 and October 2, 2011, our net ARO asset included in property, plant and equipment was $8.8 million and $11.8 million, respectively, and our net ARO liability included in other long-term liabilities was $42.6 million and $50.1 million, respectively.

Stock-based Compensation
We maintain several equity incentive plans under which we may grant non-qualified stock options, incentive stock options, restricted stock, restricted stock units (“RSUs”) or stock appreciation rights to employees, non-employee directors and consultants. We also have employee stock purchase plans (“ESPP”). RSUs issued by us are equivalent to nonvested shares under the applicable accounting guidance. We record stock-based compensation expenses based on the fair value of stock awards at the grant date and recognize the expense over the related service period following a graded vesting expense schedule. For stock option awards we use the Black-Scholes-Merton option pricing model to measure fair value. For restricted stock units, fair value is calculated using the stock price at the date of grant.

Foreign Currency Translation
Our international operations generally use their local currency as their functional currency. Assets and liabilities are translated at exchange rates in effect at the balance sheet date. Income and expense accounts are translated at the average monthly exchange rates during the year. Resulting translation adjustments are recorded as a component of accumulated other comprehensive income on the consolidated balance sheets.

Income Taxes
We compute income taxes using the asset and liability method, under which deferred income taxes are provided for the temporary differences between the financial statement carrying amounts and the tax basis of our assets and liabilities. We routinely evaluate the likelihood of realizing the benefit of our deferred tax assets and may record a valuation allowance if, based on all available evidence, we determine that some portion of the tax benefit will not be realized. We recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the relevant taxing authorities, based on the technical merits of our position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. Starbucks recognizes interest and penalties related to income tax matters in income tax expense.

Earnings per Share
Basic earnings per share is computed based on the weighted average number of shares of common stock outstanding during the period. Diluted earnings per share is computed based on the weighted average number of shares of common stock and the effect of dilutive potential common shares outstanding during the period, calculated using the treasury stock method. Dilutive potential common shares include outstanding stock options and RSUs. Performance-based RSUs are considered dilutive when the related performance criterion has been met.

Common Stock Share Repurchases
We may repurchase shares of Starbucks common stock under a program authorized by our Board of Directors, including pursuant to a contract, instruction or written plan meeting the requirements of Rule 10b5-1(c)(1) of the Securities Exchange Act of 1934. Under applicable Washington State law, shares repurchased are retired and not displayed separately as treasury stock on the financial statements. Instead, the par value of repurchased shares is deducted from common stock and the excess repurchase price over par value is deducted from additional paid-in capital and from retained earnings, once additional paid-in capital is depleted.

Recent Accounting Pronouncements
In July 2012, the FASB issued guidance that revises the requirements around how entities test indefinite-lived intangible assets, other than goodwill, for impairment. The guidance allows companies to perform a qualitative assessment before calculating the fair value of the reporting unit. If entities determine, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is more likely than not greater than the carrying amount, a quantitative calculation would not be needed. The guidance will become effective for us at the beginning of our first quarter of fiscal 2013. The adoption of this guidance will not have a material impact on our financial statements.
In September 2011, the FASB issued guidance that revises the requirements around how entities test goodwill for impairment. The guidance allows companies to perform a qualitative assessment before calculating the fair value of the reporting unit. If entities determine, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not greater than the carrying amount, a quantitative calculation would not be needed. We early-adopted this guidance effective for our fiscal 2012 annual goodwill impairment test, which we performed during the third fiscal quarter. The adoption of this guidance will result in a change in how we perform our goodwill impairment assessment; however, it will not have a material impact on our financial statements.
In June 2011, the FASB issued guidance that revises the manner in which entities present comprehensive income in their financial statements. The guidance requires entities to report the components of comprehensive income in either a single, continuous statement or two separate but consecutive statements. The guidance became effective for us at the beginning of our first quarter of fiscal 2013. In adopting this guidance, we added the consolidated statements of comprehensive income following our consolidated statements of earnings.
In May 2011, the FASB issued guidance to amend the fair value measurement and disclosure requirements. The guidance requires the disclosure of quantitative information about unobservable inputs used, a description of the valuation processes used, and a qualitative discussion around the sensitivity of the measurements. This guidance became effective for us at the beginning of our second quarter of fiscal 2012. The adoption of this new guidance did not have a material impact on our financial statements.

Reclassifications
Change in shared service allocations
Effective at the beginning of fiscal 2012, we implemented the previously announced strategic realignment of our organizational structure designed to accelerate our global growth strategy. A president for each region, reporting directly to our chief executive officer, now oversees the company-operated retail business working closely with both the licensed and joint-venture business partners in each market. The regional presidents also work closely with our Channel Development team to continue building out our brands and channels in each region.
In connection with the changes to our organizational structure and reporting, we have changed the accountability for, and reporting of, certain indirect overhead costs. Certain indirect merchandising, manufacturing costs and back-office shared service costs, which were previously allocated to segment level costs of sales and operating expenses, are now managed at a corporate level and are reported within unallocated corporate expenses. These expenses have therefore been removed from the segment level financial results. In order to conform prior period classifications with the new alignment, the historical consolidated financial statements have been recast with the following adjustments to previously reported amounts (in millions):

	Year Ended October 2, 2011
	As Filed	Reclass	As Adjusted
Total net revenues	$11,700.4	$—	$11,700.4
Cost of sales including occupancy costs	4,949.3	(33.8)	4,915.5
Store operating expenses	3,665.1	(70.2)	3,594.9
Other operating expenses	402.0	(9.2)	392.8
Depreciation and amortization expenses	523.3	—	523.3
General and administrative expenses	636.1	113.2	749.3
Total operating expenses	10,175.8	—	10,175.8
Gain on sale of properties	30.2	—	30.2
Income from equity investees	173.7	—	173.7
Operating income	$1,728.5	$—	$1,728.5

	Year Ended October 3, 2010
	As Filed	Reclass	As Adjusted
Total net revenues	$10,707.4	$—	$10,707.4
Cost of sales including occupancy costs	4,458.6	(42.1)	4,416.5
Store operating expenses	3,551.4	(79.5)	3,471.9
Other operating expenses	293.2	(13.5)	279.7
Depreciation and amortization expenses	510.4	—	510.4
General and administrative expenses	569.5	135.1	704.6
Restructuring charges	53.0	—	53.0
Total operating expenses	9,436.1	—	9,436.1
Income from equity investees	148.1	—	148.1
Operating income	$1,419.4	$—	$1,419.4

There was no impact on consolidated net revenues, total operating expenses, operating income, or net earnings as a result of this change. Additional discussion regarding the change in our organizational structure and segment results is included at Note 17.

Change in revenue presentation
In the second quarter of fiscal 2011, concurrent with the change in our distribution method for packaged coffee and tea in the US, we revised the presentation of revenues. Non-retail licensing revenues were reclassified on the consolidated financial statements to the renamed “CPG, foodservice and other” revenue line, which includes revenues from our direct sale of packaged coffee and tea as well as licensing revenues received under the previous distribution arrangement. The previous “Licensing” revenue line now includes only licensed store revenue and therefore has been renamed “Licensed stores.” For fiscal 2010, $465.7 million was reclassified from the previously named Licensing revenue to CPG, foodservice and other revenue. There was no impact to consolidated or segment total net revenues from this change in presentation.